ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Assets and liabilities assumed

The following is a summary of the allocation of the fair value of Streamline.

Assets acquired
Cash	$245,174
Inventory	1,878
Other assets	165
Developed technology	3,000,000
Trademark	700,000
Goodwill	6,455,645

Total assets acquired	10,402,862

Liabilities assumed
Accounts payable	301,940
Accrued liabilities	6,018
Notes Payable	259,938

Total	567,896

Net assets acquired	$9,834,966

Assets acquired
Cash	$ 245,174
Inventory	1,878
Other assets	165
Developed technology	3,000,000
Trademark	700,000
Goodwill	6,455,645

Total assets acquired	10,402,862

Liabilities assumed
Accounts payable	301,940
Accrued liabilities	6,018
Notes Payable	259,938

Total	567,896

Net assets acquired	$ 9,834,966

Pro forma effect
	For the year ended December 31, 2015	For the year ended December 31, 2014
Pro Forma Revenues	$ 33,045	$ 19,250
Pro Forma Net Loss	$ (6,896,189)	$ (3,818,501)

Loss per Share	$ (0.63)	$ (0.39)